                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09833

                        Investment Grade Income Portfolio
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                             Date of Fiscal Year End

                                  June 30, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

CORPORATE BONDS -- 38.8%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Aetna, Inc., 6.97%, 8/15/36                 $       500    $   587,549
Allegiance Corp., 7.00%, 10/15/26                   200        241,530
Ameritech Capital Funding, 5.95%,
1/15/38                                             100        107,953
Associates Corp., N.A., 5.96%, 5/15/37               30         33,679
Baltimore Gas and Electric, MTN, 6.73%,
6/12/12                                             500        573,597
Bard (C.R.), Inc., 6.70%, 12/1/26                   400        449,219
Beckman Coulter, Inc., 7.05%, 6/1/26              1,200      1,398,121
BellSouth Capital Funding, 6.04%,
11/15/26                                          1,595      1,779,178
Boeing Capital Corp., 5.65%, 5/15/06                500        540,696
Coca-Cola Enterprises, 7.00%, 10/1/26               300        371,498
Commercial Credit Corp., 8.70%, 6/15/10             100        129,290
Conagra Foods, Inc., 6.70%, 8/1/27                1,090      1,282,902
Eaton Corp., 6.50%, 6/1/25                          400        451,108
Eaton Corp., 8.875%, 6/15/19                        600        814,781
First Union Corp., 6.824%, 8/1/26                    25         31,446
General Electric Capital Corp., 5.35%,
3/30/06                                           1,000      1,086,967
General Motors Acceptance Corp., 8.875%,
6/1/10                                            1,360      1,543,884
Grand Metropolitan Investment Corp.,
7.45%, 4/15/35                                    1,000      1,312,140
IBM Corp., 6.22%, 8/1/27                            900      1,016,966
Ingersoll-Rand, MTN, 6.015%, 2/15/28                595        670,153
Ingersoll-Rand, MTN, 6.13%, 11/18/27                 90        101,132
Inter-American Development Bank, 6.95%,
8/1/26                                              220        281,327
Inter-American Development Bank, 8.40%,
9/1/09                                            1,000      1,308,175
ITT Corp., 8.55%, 6/15/09                           450        550,504
Johnson Controls, 7.70%, 3/1/15                   1,250      1,595,429
Lehman Brothers, Inc., 7.50%, 8/1/26              1,250      1,529,913
Lockheed Martin Corp., 7.20%, 5/1/36                525        640,434
Lowe's Cos., Inc., MTN, 7.11%, 5/15/37            1,240      1,554,344
Mead Corp., 6.84%, 3/1/37                         1,350      1,497,960
Merck & Co., Inc., MTN, 5.76%, 5/3/37               405        465,749
NBD Bank N.A., 8.25%, 11/1/24                       210        276,624
Oklahoma Gas & Electric, 6.50%, 7/15/17             300        344,988
Procter & Gamble Co., 8.00%, 9/1/24               1,215      1,650,827
Regions Financial Corp., 7.75%, 9/15/24           1,041      1,317,057
SouthTrust Bank N.A., 7.69%, 5/15/25              1,130      1,402,885
State Street Bank, 7.35%, 6/15/26                 1,210      1,531,962
SunTrust Banks, 6.00%, 2/15/26                      285        311,607
Tennessee Valley Authority, 5.88%,
4/1/36                                            2,000      2,313,168
Times Mirror Co., 6.61%, 9/15/27                    655        756,687
US Bancorp, 7.50%, 6/1/26                           355        442,133
Washington Gas Light Co., MTN, 6.63%,
10/23/26                                             50         55,973
Washington Gas Light Co., MTN, 6.62%,
10/23/26                                            200        221,971
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Weingarten Realty Investment, MTN,
6.64%, 7/15/26                              $       270    $   298,301
Willamette Industries, 7.35%, 7/1/26              1,600      1,837,462
----------------------------------------------------------------------
Total Corporate Bonds
   (identified cost, $32,083,731)                          $36,709,269
----------------------------------------------------------------------

ASSET BACKED SECURITIES -- 3.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
CARAT, Series 2002-2, 2.89%, 4/15/04        $       312    $   313,236
CARAT, Series 2002-5-A2B, 1.71%, 1/18/05            746        747,919
CCCIT 2003-A4-A4, 1.135%, 3/20/09                 1,000      1,001,615
MBNAS, Series 2003-A3-A3, 1.30%, 8/16/10          1,000      1,002,043
TAOT, Series 2002-B, 2.79%, 12/15/04                401        402,477
----------------------------------------------------------------------
Total Asset Backed Securities
   (identified cost, $3,459,470)                           $ 3,467,290
----------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES -- 16.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
FHLMC, Gold Pool, #E00421, 6.00%, 3/1/11    $       556    $   579,739
FHLMC, Gold Pool, #E00617, 5.50%, 1/1/14            591        616,409
FHLMC, PAC CMO, Series 1385-H, 6.50%,
8/15/07                                             993      1,023,447
FHLMC, PAC CMO, Series 1564-H, 6.50%,
8/15/08                                             307        323,001
FHLMC, PAC CMO, Series 1574-PI,
6.50%, 12/15/21                                   1,000      1,014,341
FHLMC, PAC CMO, Series 1592-J, 6.30%,
12/15/21                                          1,000      1,010,372
FHLMC, PAC CMO, Series 1637-G, 6.00%,
6/15/23                                             846        881,212
FHLMC, PAC CMO, Series 1642-PH, 5.50%,
3/15/23                                             826        845,584
FHLMC, PAC CMO, Series 1684-G, 6.50%,
3/15/23                                             372        380,538
FHLMC, PAC CMO, Series 2055-0D,
6.00%, 1/15/12                                      992      1,007,668
FHLMC, PAC CMO, Series 2100-PC, 5.50%,
5/15/10                                             248        249,709
FHLMC, PAC CMO, Series 2115-BD,
5.50%, 2/15/21                                      981        981,754
FHLMC, PAC CMO, Series 2124-PB, 6.00%,
2/15/10                                             429        429,621
FHLMC, PAC CMO, Series 2439-KD, 5.50%,
6/15/22                                           1,333      1,334,957
FHLMC, PAC CMO, Series 41-F, 10.00%,
5/15/20                                             221        221,241
FNMA, PAC CMO, Series 1993-189-PJ,
6.50%, 2/25/21                                      165        165,171
FNMA, PAC CMO, Series 1993-211-PJ,
6.00%, 11/25/08                                     500        538,900

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
FNMA, PAC CMO, Series 1994-27-PH,
6.50%, 9/25/22                              $       742    $   751,903
FNMA, PAC CMO, Series 2001-60-PD,
5.50%, 3/25/18                                       34         34,335
FNMA, Pool #535454, 6.00%, 2/1/15                   947        991,177
FNMA, Pool #545948, 6.00%, 12/1/14                  700        732,954
GNMA, Pool #780688, 7.00%, 12/15/23                 931        990,432
----------------------------------------------------------------------
Total Mortgage-Backed Securities
   (identified cost, $15,251,614)                          $15,104,465
----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 29.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
U.S. Treasury Bond, 7.25%, 8/15/22          $     2,000    $ 2,710,392
U.S. Treasury Inflation Index Note,
3.625%, 1/15/08                                   2,276      2,553,607
U.S. Treasury Note, 2.75%, 10/31/03               3,000      3,019,455
U.S. Treasury Note, 4.25%, 11/15/03               5,000      5,062,505
U.S. Treasury Note, 4.75%, 11/15/08               2,000      2,217,736
U.S. Treasury Note, 5.75%, 8/15/03                3,290      3,310,694
U.S. Treasury Note, 6.00%, 8/15/09                2,000      2,359,766
U.S. Treasury Note, 6.50%, 2/15/10                5,625      6,825,808
----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $26,874,208)                          $28,059,963
----------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 8.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Bank, 4.875%, 4/16/04     $     2,000    $ 2,059,952
Federal National Mortgage Association,
4.375%, 10/15/06                                  2,000      2,156,608
Federal National Mortgage Association,
6.625%, 9/15/09                                   3,000      3,604,143
----------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $7,360,162)                           $ 7,820,703
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.37%, 7/1/03                               $     2,156    $ 2,156,000
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $2,156,000)                         $ 2,156,000
----------------------------------------------------------------------
Total Investments -- 98.8%
   (identified cost $87,185,185)                           $93,317,690
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                     $ 1,136,238
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $94,453,928
----------------------------------------------------------------------

 PAC - Planned Amortization Class
 CMO - Collateralized Mortgage Obligations
 FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)
 FNMA - Federal National Mortgage Association (Fannie Mae)
 CARAT - Capital Auto Receivables Asset Trust
 TAOT - Toyota Auto Receivables Owner Trust
 MTN - Medium-Term Note
 CCCIT - Citibank Credit Card Issuance Trust
 MBNAS - MBNA Credit Card Master Note Trust

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $87,185,185)                           $93,317,690
Cash                                           14,090
Receivable for investments sold                28,845
Interest receivable                         1,123,248
Prepaid expenses                                  117
-----------------------------------------------------
TOTAL ASSETS                              $94,483,990
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable to affiliate for Trustees' fees   $     3,089
Accrued expenses                               26,973
-----------------------------------------------------
TOTAL LIABILITIES                         $    30,062
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $94,453,928
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $88,321,423
Net unrealized appreciation (computed on
   the basis of identified cost)            6,132,505
-----------------------------------------------------
TOTAL                                     $94,453,928
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
----------------------------------------------------
Interest                                  $2,032,253
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $2,032,253
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  294,706
Trustees' fees and expenses                    5,278
Custodian fee                                 31,570
Legal and accounting services                 23,496
Miscellaneous                                  1,521
----------------------------------------------------
TOTAL EXPENSES                            $  356,571
----------------------------------------------------

NET INVESTMENT INCOME                     $1,675,682
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $1,910,318
----------------------------------------------------
NET REALIZED GAIN                         $1,910,318
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  211,230
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  211,230
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $2,121,548
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $3,797,230
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      1,675,682  $       4,321,553
   Net realized gain                             1,910,318          1,569,904
   Net change in unrealized
      appreciation (depreciation)                  211,230          3,482,591
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      3,797,230  $       9,374,048
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      3,519,610  $      13,767,890
   Withdrawals                                  (6,929,070)       (20,264,857)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (3,409,460) $      (6,496,967)
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $        387,770  $       2,877,081
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     94,066,158  $      91,189,077
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     94,453,928  $      94,066,158
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED           YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       --------------------------------------
                                  (UNAUDITED)           2002        2001(1)        2000(2)
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.76%(3)        0.76%         0.75%          0.74%(3)
   Net investment income                 3.58%(3)        4.70%         5.42%          6.34%(3)
Portfolio Turnover                         41%             55%           46%            47%
--------------------------------------------------------------------------------------------
TOTAL RETURN(4)                          4.16%          10.75%         9.04%            --
--------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $94,454         $94,066       $91,189       $108,124
--------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assets from 5.76% to 5.42%. Ratios for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (2) For the period from the start of business, March 7, 2000, to December 31, 2000.
 (3)  Annualized.
 (4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Investment Grade Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve current income and total return by investing in a portfolio consisting primarily of fixed-income securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2003, the Eaton Vance Balanced Fund held a 63.3% interest in the Portfolio and another investor held a 15.5% interest. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2003, there were no credit balances used to reduce the Portfolio's custodian fee.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $130 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $130 million. For the six months ended June 30, 2003, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   and amounted to $294,706. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $5,767,772 and $13,209,999, respectively. Purchases and sales of U.S. Government and agency securities aggregated $26,258,025 and $20,108,405 respectively for the six months ended June 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $87,563,585
    -----------------------------------------------------
    Gross unrealized appreciation             $ 6,010,969
    Gross unrealized depreciation                (256,864)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 5,754,105
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2003.

6 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                             97%           3%
    Donald R. Dwight                                  97%           3%
    James B. Hawkes                                   97%           3%
    Samuel L. Hayes, III                              97%           3%
    William H. Park                                   97%           3%
    Norton H. Reamer                                  97%           3%
    Lynn A. Stout                                     97%           3%

   Results are rounded to nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

INVESTMENT MANAGEMENT

CAPITAL GROWTH PORTFOLIO
INVESTMENT GRADE INCOME PORTFOLIO

Officers

Elizabeth S. Kenyon
President and Portfolio
Manager of Investment
Grade Income Portfolio

Duncan W. Richardson
President of Capital
Growth Portfolio

Arieh Coll
Vice President and Portfolio
Manager of Capital
Growth Portfolio

Thomas H. Luster
Vice President of Investment
Grade Income Portfolio

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company

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owning institutional investment management firms). Mr. Hayes is the Jacob H.
Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio


By:    /S/ Elizabeth S. Kenyon
       -----------------------
       Elizabeth S. Kenyon
       President


Date:  August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ William J. Austin Jr.
       -------------------------
       William J. Austin Jr.
       Treasurer


Date:  August 18, 2003


By:    /S/ Elizabeth S. Kenyon
       ------------------------
       Elizabeth S. Kenyon
       President


Date:  August 18, 2003